Condensed Consolidated Statements of Stockholders' Deficiency - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Contributions						$ 4,796,000
Net Loss	$ (3,247,000)	$ (27,000)	$ (7,436,000)		$ (27,000)	(127,000)
Balance – January 1, 2022			4,669,000		0	0
Balance – September 30, 2022	(15,605,000)		(15,605,000)	$ 4,669,000		4,669,000	$ 0
The Arena Group Holdings Inc [Member]
Balance	(64,191,000)	(33,964,000)	(52,146,000)		(51,677,000)	(51,677,000)	(20,313,000)
Issuance of common stock for restricted stock units
Common stock withheld for taxes						(4,468,000)	(70,000)
Repurchase restricted stock classified as liabilities
Issuance of common stock in connection with acquisition						3,141,000
Issuance of common stock in connection with merger
Issuance of common stock in connection with professional services					184,000	184,000	125,000
Issuance of common stock in connection with professional services, shares
Issuance of common stock in connection with settlement of liquidated damages			369,000		6,685,000	6,685,000
Issuance of common stock in connection with settlement of liquidated damages, shares
Gain upon issuance of common stock in connection with settlement of liquidated damages			130,000		323,000	323,000
Issuance of common stock upon conversion of series H preferred stock	11,508,000				511,000	710,000	4,530,000
Issuance of common stock in connection with public offering					30,490,000	30,490,000	19,838,000
Issuance of common stock in connection with public offering, shares
Issuance of common stock in connection with the exercise of stock options					94,000	95,000
Issuance of common stock in connection with the exercise of stock options, shares
Stock-based compensation	$ 4,599,000	8,715,000	17,763,000		26,306,000	33,229,000	32,538,000
Net Loss	(11,166,000)	(16,505,000)	(50,027,000)	(3,470,000)	(57,161,000)	(70,858,000)	(89,940,000)
Balance	(59,250,000)	(44,624,000)	(59,250,000)	(52,146,000)	(44,624,000)	(52,146,000)	(51,677,000)
Issuance of common stock for restricted stock units
Forfeiture of unvested restricted stock awards
Reclassification of warrants to equity							1,113,000
Issuance of restricted stock in connection with an acquisition							502,000
Issuance of common stock in connection with settlement of Series H convertible preferred stock			13,008,000
Issuance of common stock in connection with settlement of Series H convertible preferred stock, shares
Issuance of common stock in connection with the acquisition of Fexy Studios			2,000,000
Issuance of common stock in connection with the acquisition of Fexy Studios, shares
Common stock withheld for taxes			(1,423,000)
Issuance of common stock in connection with registered direct offering			11,144,000
Issuance of common stock in connection with registered direct offering, shares
Reclassification to liability upon modification of common stock option			(68,000)
Issuance of common stock for exercise		94,000
Issuance of common stock for exercise, shares
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units		(2,964,000)			(3,520,000)
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units, shares
Issuance of stock in connection with the acquisition of Athlon					3,141,000
Issuance of stock in connection with the acquisition of Athlon, shares
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the acquisition of SayMedia merger, shaes
Issuance of common stock for restricted stock units in connection with an acquisition
Issuance of common stock for restricted stock units in connection with an acquisition, shares
Repurchase restricted stock classified as liabilities, shares
Common Stock [Member] | The Arena Group Holdings Inc [Member]
Balance	$ 219,000	$ 178,000	$ 182,000		$ 126,000	$ 126,000	$ 104,000
Balance, shares	22,014,927	17,830,154	18,303,193		12,635,591	12,635,591	10,415,618
Issuance of common stock for restricted stock units						$ 8,000
Issuance of common stock for restricted stock units, shares						832,233	34,395
Common stock withheld for taxes						$ (4,000)
Common stock withheld for taxes, shares						(373,394)	(4,355)
Repurchase restricted stock classified as liabilities
Repurchase restricted stock classified as liabilities, shares						(26,214)	(22,178)
Issuance of common stock in connection with acquisition						$ 3,000
Issuance of common stock in connection with acquisition, shares	28,979		28,979			330,863
Issuance of common stock in connection with merger
Issuance of common stock in connection with merger, shares						7,851
Issuance of common stock in connection with professional services
Issuance of common stock in connection with professional services, shares					14,617	14,617	14,205
Issuance of common stock in connection with settlement of liquidated damages					$ 5,000	$ 5,000
Issuance of common stock in connection with settlement of liquidated damages, shares			47,252		505,655	505,655
Gain upon issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock upon conversion of series H preferred stock	$ 18,000				$ 1,000	$ 1,000	$ 7,000
Issuance of common stock upon conversion of series H preferred stock, shares	1,774,128				70,380	97,980	624,111
Issuance of common stock in connection with public offering					$ 42,000	$ 42,000	$ 13,000
Issuance of common stock in connection with public offering, shares					4,181,603	4,181,603	1,299,027
Issuance of common stock in connection with the exercise of stock options						$ 1,000
Issuance of common stock in connection with the exercise of stock options, shares			795		38,152	96,408	3,858
Stock-based compensation
Net Loss
Balance	$ 237,000	$ 182,000	$ 237,000	$ 182,000	$ 182,000	$ 182,000	$ 126,000
Balance, shares	23,823,476	18,152,250	23,823,476	18,303,193	18,152,250	18,303,193	12,635,591
Issuance of common stock for restricted stock units		$ 5,000	$ 4,000		$ 7,000
Issuance of common stock for restricted stock units, shares	5,442	541,719	425,901		718,530		48,856
Forfeiture of unvested restricted stock awards
Forfeiture of unvested restricted stock awards, shares							(6,844)
Reclassification of warrants to equity
Issuance of restricted stock in connection with an acquisition							2,000
Issuance of common stock in connection with an acquisition, shares							228,898
Issuance of common stock in connection with settlement of Series H convertible preferred stock			$ 20,000
Issuance of common stock in connection with settlement of Series H convertible preferred stock, shares			1,981,128
Issuance of common stock in connection with the acquisition of Fexy Studios			$ 3,000
Issuance of common stock in connection with the acquisition of Fexy Studios, shares			274,692
Common stock withheld for taxes			$ (2,000)
Common stock withheld for taxes, shares			(202,382)
Issuance of common stock in connection with registered direct offering			$ 30,000
Issuance of common stock in connection with registered direct offering, shares			2,963,918
Reclassification to liability upon modification of common stock option
Issuance of common stock for exercise
Issuance of common stock for exercise, shares		38,152			20
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units		$ (1,000)			$ (2,000)
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units, shares		(257,775)			(324,798)
Issuance of stock in connection with the acquisition of Athlon					$ 3,000
Issuance of stock in connection with the acquisition of Athlon, shares					314,103
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the acquisition of SayMedia merger, shaes					7,851
Issuance of common stock for restricted stock units in connection with an acquisition
Issuance of common stock for restricted stock units in connection with an acquisition, shares					16,760
Repurchase restricted stock classified as liabilities, shares					(26,214)
Common Stock To Be Issued [Member] | The Arena Group Holdings Inc [Member]
Balance
Balance, shares	41,283	41,283	41,283		49,134	49,134	49,134
Issuance of common stock for restricted stock units
Common stock withheld for taxes
Repurchase restricted stock classified as liabilities
Issuance of common stock in connection with acquisition
Issuance of common stock in connection with acquisition, shares	(28,979)		(28,979)
Issuance of common stock in connection with merger
Issuance of common stock in connection with merger, shares						(7,851)
Issuance of common stock in connection with professional services
Issuance of common stock in connection with professional services, shares
Issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock in connection with settlement of liquidated damages, shares
Gain upon issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock upon conversion of series H preferred stock
Issuance of common stock in connection with public offering
Issuance of common stock in connection with public offering, shares
Issuance of common stock in connection with the exercise of stock options
Issuance of common stock in connection with the exercise of stock options, shares
Stock-based compensation
Net Loss
Balance
Balance, shares	12,304	41,283	12,304	41,283	41,283	41,283	49,134
Issuance of common stock for restricted stock units
Forfeiture of unvested restricted stock awards
Reclassification of warrants to equity
Issuance of restricted stock in connection with an acquisition
Issuance of common stock in connection with settlement of Series H convertible preferred stock
Issuance of common stock in connection with settlement of Series H convertible preferred stock, shares
Issuance of common stock in connection with the acquisition of Fexy Studios
Issuance of common stock in connection with the acquisition of Fexy Studios, shares
Common stock withheld for taxes
Issuance of common stock in connection with registered direct offering
Issuance of common stock in connection with registered direct offering, shares
Reclassification to liability upon modification of common stock option
Issuance of common stock for exercise
Issuance of common stock for exercise, shares
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units, shares
Issuance of stock in connection with the acquisition of Athlon
Issuance of stock in connection with the acquisition of Athlon, shares
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the acquisition of SayMedia merger, shaes					(7,851)
Issuance of common stock for restricted stock units in connection with an acquisition
Issuance of common stock for restricted stock units in connection with an acquisition, shares
Repurchase restricted stock classified as liabilities, shares
Additional Paid-in Capital [Member] | The Arena Group Holdings Inc [Member]
Balance	$ 297,522,000	258,727,000	270,743,000		200,410,000	$ 200,410,000	141,856,000
Issuance of common stock for restricted stock units						(8,000)
Common stock withheld for taxes						(4,464,000)	(70,000)
Repurchase restricted stock classified as liabilities
Issuance of common stock in connection with acquisition						3,138,000
Issuance of common stock in connection with merger
Issuance of common stock in connection with professional services					184,000	184,000	125,000
Issuance of common stock in connection with professional services, shares
Issuance of common stock in connection with settlement of liquidated damages			369,000		6,680,000	6,680,000
Issuance of common stock in connection with settlement of liquidated damages, shares
Gain upon issuance of common stock in connection with settlement of liquidated damages			130,000		323,000	323,000
Issuance of common stock upon conversion of series H preferred stock	11,490,000				510,000	709,000	4,523,000
Issuance of common stock in connection with public offering					30,448,000	30,448,000	19,825,000
Issuance of common stock in connection with public offering, shares
Issuance of common stock in connection with the exercise of stock options					94,000	94,000
Issuance of common stock in connection with the exercise of stock options, shares
Stock-based compensation	$ 4,599,000	8,715,000	17,763,000		26,306,000	33,229,000	32,538,000
Net Loss
Balance	313,611,000	264,568,000	313,611,000	$ 270,743,000	264,568,000	270,743,000	200,410,000
Issuance of common stock for restricted stock units		(5,000)	(4,000)		(7,000)
Forfeiture of unvested restricted stock awards
Reclassification of warrants to equity							1,113,000
Issuance of restricted stock in connection with an acquisition							500,000
Issuance of common stock in connection with settlement of Series H convertible preferred stock			12,988,000
Issuance of common stock in connection with settlement of Series H convertible preferred stock, shares
Issuance of common stock in connection with the acquisition of Fexy Studios			1,997,000
Issuance of common stock in connection with the acquisition of Fexy Studios, shares
Common stock withheld for taxes			(1,421,000)
Issuance of common stock in connection with registered direct offering			11,114,000
Issuance of common stock in connection with registered direct offering, shares
Reclassification to liability upon modification of common stock option			(68,000)
Issuance of common stock for exercise		94,000
Issuance of common stock for exercise, shares
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units		(2,963,000)			(3,518,000)
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units, shares
Issuance of stock in connection with the acquisition of Athlon					3,138,000
Issuance of stock in connection with the acquisition of Athlon, shares
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the acquisition of SayMedia merger, shaes
Issuance of common stock for restricted stock units in connection with an acquisition
Issuance of common stock for restricted stock units in connection with an acquisition, shares
Repurchase restricted stock classified as liabilities, shares
Retained Earnings [Member] | Bridge Media LLC [Member]
Contributions	$ 1,451,000	1,000,000	4,280,000		1,000,000	4,796,000
Distributions	(5,908,000)		(17,118,000)
Net Loss	(3,247,000)	(27,000)	(7,436,000)		(27,000)	(127,000)
Balance – January 1, 2022	(7,901,000)	0	4,669,000		0	0
Balance – September 30, 2022	(15,605,000)	973,000	(15,605,000)	4,669,000	973,000	4,669,000	0
Retained Earnings [Member] | The Arena Group Holdings Inc [Member]
Balance	(361,932,000)	(292,869,000)	(323,071,000)		(252,213,000)	(252,213,000)	(162,273,000)
Issuance of common stock for restricted stock units
Common stock withheld for taxes
Repurchase restricted stock classified as liabilities
Issuance of common stock in connection with acquisition
Issuance of common stock in connection with merger
Issuance of common stock in connection with professional services
Issuance of common stock in connection with professional services, shares
Issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock in connection with settlement of liquidated damages, shares
Gain upon issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock upon conversion of series H preferred stock
Issuance of common stock in connection with public offering
Issuance of common stock in connection with public offering, shares
Issuance of common stock in connection with the exercise of stock options
Issuance of common stock in connection with the exercise of stock options, shares
Stock-based compensation
Net Loss	(11,166,000)	(16,505,000)	(50,027,000)		(57,161,000)	(70,858,000)	(89,940,000)
Balance	(373,098,000)	(309,374,000)	(373,098,000)	$ (323,071,000)	(309,374,000)	$ (323,071,000)	(252,213,000)
Issuance of common stock for restricted stock units
Forfeiture of unvested restricted stock awards
Reclassification of warrants to equity
Issuance of restricted stock in connection with an acquisition
Issuance of common stock in connection with settlement of Series H convertible preferred stock
Issuance of common stock in connection with settlement of Series H convertible preferred stock, shares
Issuance of common stock in connection with the acquisition of Fexy Studios
Issuance of common stock in connection with the acquisition of Fexy Studios, shares
Common stock withheld for taxes
Issuance of common stock in connection with registered direct offering
Issuance of common stock in connection with registered direct offering, shares
Reclassification to liability upon modification of common stock option
Issuance of common stock for exercise
Issuance of common stock for exercise, shares
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units
Common stock withheld for taxes upon issuance of underlying shares for restricted stock units, shares
Issuance of stock in connection with the acquisition of Athlon
Issuance of stock in connection with the acquisition of Athlon, shares
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the acquisition of SayMedia merger, shaes
Issuance of common stock for restricted stock units in connection with an acquisition
Issuance of common stock for restricted stock units in connection with an acquisition, shares
Repurchase restricted stock classified as liabilities, shares